Earnings Per Share - Schedule of Diluted Earnings Per Share and Weighted Average Number of Common Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income	$ 422,484	$ 504,877	[1]
Weighted average number of common shares	84,551,576	85,907,746
Dilutive effect of Stock options and restricted share units	691,532	1,147,023
Weighted average number of diluted common shares	85,243,108	87,054,769
Earnings per share - diluted (in dollars)	$ 4.96	$ 5.8

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.